Fair Value Measurements - Schedule of Fair Value Hierarchy for Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 3,320.1	$ 3,366.9
Not measured at fair value in statement of financial position but for which fair value is disclosed | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	547.6	298.6
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	523.2	259.8
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 0.0	$ 0.0